RISK MANAGEMENT (Details 19) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
· Financial Institutions	R$ 235,485,054	R$ 196,233,298
· Customers	635,182,964	720,239,586
Securities at amortized cost	263,111,062	273,148,967
- Deposits from banks	427,099,494	361,818,310
Deposits from customers	721,274,151	644,338,463
Securities issued	306,260,682	257,977,344
Subordinated debt	54,714,526	57,458,927
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers
Securities at amortized cost	139,327,089	151,449,296
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	235,513,370	196,235,524
· Customers
Securities at amortized cost	104,670,553	98,794,868
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers	617,337,432	727,760,109
Securities at amortized cost	5,262,708	10,067,466
- Deposits from banks	427,535,327	374,212,384
Deposits from customers	718,421,538	644,856,874
Securities issued	306,537,715	259,054,688
Subordinated debt	56,371,225	58,990,729
Fair Value Toal [Member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	235,513,370	196,235,524
· Customers	617,337,432	727,760,109
Securities at amortized cost	249,260,350	260,311,630
- Deposits from banks	427,535,327	374,212,384
Deposits from customers	718,421,538	644,856,874
Securities issued	306,537,715	259,054,688
Subordinated debt	R$ 56,371,225	R$ 58,990,729